Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Oct. 30, 2024	Oct. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares					$ 27	$ 27
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation			$ 0	$ 115	$ 20	$ 107
Instruments excluded from calculation, shares (in shares)			3.0	22.8	11.5	21.6
Variable dividends declared ( in CAD per share)					$ 0.135	$ 0
Potential ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.180
Potential ordinary share transactions | Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Total dividends paid on preferred shares					$ 27	$ 27
Dividends declared	$ 9	$ 9